Other Receivables (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Other Receivables [Abstract]
Grants receivable	₪ 1,043	$ 301	₪ 623
Government authorities	945	272	141
Debt issuance costs	1,185	342
Prepaid expenses and other	750	216	51
Total	₪ 3,923	$ 1,131	₪ 815